Fair Value Measurements - Schedule of PIPE Subscription Agreements Liability (Details)	Dec. 31, 2025 yr	Nov. 14, 2025 yr
Probability of Business Combination
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.90	0.85
Underlying Ordinary Share price
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	10.3	10.32
Term (years)
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.41	0.54
Risk-free rate
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.0362	0.0379
Volatility
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.046	0.127